Income Taxes Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 292
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	127
Deferred Tax Liabilities, Gross	5,710	$ 4,945
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	596
Net operating losses and alternative minimum tax credit	472	217
Valuation allowance	(118)	(121)
Unrecognized Tax Benefits That Would Impact Effective Tax Rate, Ater Tax	554
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 1
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information	0.6
Proceeds from Income Tax Refunds	$ 530
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	530
State	(34)	$ (54)	$ 78
Unrecognized Tax Benefits, Interest on Income Taxes Expense	1
Income Tax Examination, Penalties and Interest Accrued	6
Pennsylvania Constitution [Member]
Operating Loss Carryforwards [Line Items]
State	46
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Contingencies	9
Net of federal tax [Member] | Pennsylvania Constitution [Member]
Operating Loss Carryforwards [Line Items]
State	30
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Contingencies	$ 6
Maximum [Member] | ETP Holdco and other corporate subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2035
Minimum [Member] | Corporate Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2017